LOANS, NET (Details Narrative) - USD ($)															1 Months Ended		12 Months Ended
	Mar. 11, 2022	Jan. 13, 2022	Oct. 04, 2021	Jul. 19, 2021	May 01, 2021	May 01, 2021	Dec. 22, 2020	Nov. 04, 2020	Aug. 21, 2020	Jun. 19, 2020	Jun. 15, 2020	Jun. 12, 2020	Jun. 12, 2020	Apr. 24, 2020	Mar. 31, 2021	Mar. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 14, 2022	Mar. 10, 2022
Loan principal amount																		$ 580,000
Debt conversion rate								200.00%
Debt conversion rate								35.00%
Amortization expense																		130,000
Stock issued during the period, shares		1,250,000
Stock issued during period value new issues			$ 1,500,000
Debt principle amount				$ 1,666,666																	$ 1,804,000
Proceeds from issuance of debt				$ 1,000,000
Consideration of purchase price							$ 138,000
Purchase price consideration							7.00%
Long-Term Line of Credit																			$ 999,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																				$ 1,250,000
Revolving Credit Facility [Member] | Tedos Medical USA [Member]
Line of Credit Facility, Maximum Borrowing Capacity										$ 25,000,000
Debt Instrument, Description										earlier of June 19, 2025
Long-Term Line of Credit										$ 165,000
Secured Promissory Note [Member]
Finance expenses																	$ 597,000
Debt principle amount																	$ 1,597,000
Minimum [Member]
Proceeds from equity								$ 5,000,000
Lender [Member]
Stock issued during the period, shares																	178,525,619
Stock issued during period value new issues																	$ 4,282,000
Remeasurement loan																	2,983,000
Secured Convertible Equipment Loan Agreement [Member]
Proceeds from loans								$ 750,000
Lenders discount rate								40.00%
Original issue discount on loan								$ 500,000
Loan principal amount								$ 1,250,000										954,000
Original issue discount on loan																		300,000
Amortization expense																	2,414,000	204,000
Stock issued during the period, shares								20,000,000
Debt principle amount																	2,997,000	750,000
Proceeds from issuance of debt																		$ 450,000
Debt Instrument, Description																		During the initial payback period and up until the earlier of either (a) April 30, 2021, or (b) the aggregate loan amount is paid in full, all royalty payments made to Lender will be counted towards their loan balance. Thereafter, the royalties continue so long as the machines are in use.
Secured Convertible Equipment Loan Agreement [Member] | Lender [Member]
Proceeds from loans								$ 450,000
Lenders discount rate								41.40%
Original issue discount on loan								$ 320,000
Loan principal amount								$ 770,000
First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member]
Repayments of debt					$ 450,000
Original issue discount on loan					320,000	$ 320,000
Officer compensation					$ 100,000	$ 100,000
Stock issued during period shares restricted stock															2,000,000	2,000,000
First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member] | NIS [Member]
Shares issued, price per share															$ 0.0001	$ 0.0001
Closing Agreement [Member]
Finance expenses																	378,000
Closing Agreement [Member] | Purchaser [Member]
Investment																	88,000
Securities Purchase Agreement [Member]
Original issue discount on loan									$ 75,000		$ 60,000	$ 12,500	$ 12,500	$ 50,000
Investment									123,000		60,000	10,000	$ 10,000	65,000			1,127,000
Stock issued during period value new issues	$ 3,800,000
Debt principle amount																	1,171,000
Proceeds from issuance of debt									$ 175,000		$ 315,000	$ 50,000		$ 200,000
Debt Instrument, Description									Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 60% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock as reported on the market during the 11 trading days immediately prior to but not including the date of conversion (“Conversion Price”). In addition, the Lender must convert any outstanding balances due under the Note within 15 days if, (a) the Company successfully uplists its common stock to trade on the Nasdaq stock exchange, and (2) there is an effective registration statement on file with the Securities and Exchange Commission that includes a registration of the common stock underlying the Note.		Upon occurrence of Sale Event (as defined in the Note), upon the Lender request, the Company shall redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the redemption date, or at the Lender election, such Lender may convert the unpaid principal amount of the Note and interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event. At the closing date and December 31, 2020, the management considered Sale Event as remotely.		Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.					Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.
Securities Purchase Agreement [Member] | Bridge Loan [Member]
Remeasurement of loan																	4,306,000
Assignment of Receivable Agreements [Member]
Proceeds from receivable																	1,485,000
Repayment for receivable																	592,000
Finance expenses with applicable discount interest																	152,000
Repayment for loans																	$ 426,000